Other Current Assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Deferred Partner costs	$ 36,734	$ 36,169	$ 31,270
Deposits	2,107	6,788	4,527
Accounts receivable, net	1,613	1,270	866
Other	1,994	1,696	2,585
Total other current assets	$ 42,448	$ 45,923	$ 39,248